Share Capital (Authorized Share Capital and Shares issued) (Details)					1 Months Ended			12 Months Ended
	Oct. 16, 2017 yr	Sep. 08, 2017 USD ($) yr $ / shares shares	Sep. 07, 2017 USD ($) $ / shares shares	Aug. 31, 2017 yr $ / shares shares	Dec. 29, 2017 USD ($) $ / shares shares	Nov. 28, 2017 USD ($) yr $ / shares shares	Aug. 31, 2017 USD ($) $ / shares shares	Jun. 30, 2018 USD ($) yr $ / shares shares	Jun. 30, 2017 USD ($)	Jun. 30, 2016 USD ($)	Jan. 02, 2018 USD ($) $ / shares shares
Disclosure of classes of share capital [line items]
Conversion								$ (668,610)
Expected dividend yield
Expected stock price volatility								125.00%
Risk-free interest rate								1.25%
Expected life of warrants (years) | yr	1			1				1
Warrants issued | shares			2,000,000					2,000,000
Exercise price of warrants | $ / shares			$ 0.01					$ 0.01
Proceeds from exercise of warrants			$ 20,000					$ 20,000
Number of units issued | shares								3,000,000
Per share price of unit | $ / shares								$ 0.10
CEO [Member]
Disclosure of classes of share capital [line items]
Shares issued | shares					1,000,000						6,000,000
Common share price per share | $ / shares					$ 0.02						$ 0.016
Amount payable to related party					$ 50,000						$ 300,000
Common share value					20,000
Gain on settlement of debt					$ 30,000			$ 204,000
CFO [Member]
Disclosure of classes of share capital [line items]
Shares issued | shares											6,000,000
Common share price per share | $ / shares											$ 0.016
Amount payable to related party											$ 300,000
Common share value											$ 96,000
Warrants [Member]
Disclosure of classes of share capital [line items]
Term period								1 year
Fair value of shares unit						$ 16,446		$ 8,124
Expected dividend yield								0.00%
Expected stock price volatility								125.00%
Risk-free interest rate								1.23%
Expected life of warrants (years) | yr								1
Convertible Promissory Note [Member]
Disclosure of classes of share capital [line items]
Conversion							$ 517,500
Shares issued | shares				10,350,000			10,350,000
Common share price per share | $ / shares				$ 0.05			$ 0.05
Term period							1 year
One warrant purchase additional common share price | $ / shares							$ 0.10
Ordinary shares [Member]
Disclosure of classes of share capital [line items]
Authorized share capital | shares								500,000,000
Fair value of shares unit						$ 283,554		$ 41,876
Private Placement [Member]
Disclosure of classes of share capital [line items]
Term period		1 year
One warrant purchase additional common share price | $ / shares						$ 0.10
Expected dividend yield		0.00%				0.00%
Expected stock price volatility		125.00%				125.00%
Risk-free interest rate		1.21%				1.61%
Expected life of warrants (years) | yr		1				1
Number of units issued | shares		1,000,000				6,000,000
Per share price of unit | $ / shares		$ 0.05				$ 0.05
Proceeds from private placement		$ 50,000				$ 300,000
Preference shares [Member]
Disclosure of classes of share capital [line items]
Authorized share capital | shares								500,000,000
CHI [Member]
Disclosure of classes of share capital [line items]
Shares issued | shares								14,000,000
Common share price per share | $ / shares								$ 0.05
Term period								1 year
One warrant purchase additional common share price | $ / shares								$ 0.10
Fair value of shares unit								$ 700,000
Expected dividend yield								0.00%
Expected stock price volatility								125.00%
Risk-free interest rate								1.21%
Expected life of warrants (years) | yr								1
CHI [Member] | Warrants [Member]
Disclosure of classes of share capital [line items]
Fair value of shares unit								$ (158,204)
CHI [Member] | Ordinary shares [Member]
Disclosure of classes of share capital [line items]
Fair value of shares unit								$ (541,796)